PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS - Reconciliation of Pension and OPEB Plan Obligations, Assets and Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Benefit obligations
End of period	$ 4,313
Fair value of plan assets
Beginning of period	2,973
End of period	3,434	$ 2,973
Amounts recognized in the consolidated balance sheets
Noncurrent asset	155	77
Pension benefits
Benefit obligations
Beginning of period	3,973	5,635
Service cost	83	74	$ 87
Interest cost	95	172	178
Participant contributions	4	4
Actuarial loss	401	924
Benefit payments	(109)	(267)
Settlements	(271)	(2,550)
Curtailment	(4)	(13)
Foreign exchange and other	141	(6)
End of period	4,313	3,973	5,635
Fair value of plan assets
Beginning of period	2,973	4,774
Actual return on plan assets	688	939
Employer contributions	74	69
Participant contributions	4	4
Benefit payments	(109)	(267)
Settlements	(271)	(2,550)
Foreign exchange and other	75	4
End of period	3,434	2,973	4,774
Funded status	(879)	(1,000)
Amounts recognized in the consolidated balance sheets
Noncurrent asset	155	77
Current liability	(30)	(25)
Noncurrent liability	(1,004)	(1,052)
Net liability recognized	(879)	(1,000)
OPEB
Benefit obligations
Beginning of period	228	211
Service cost	1	1	1
Interest cost	6	8	7
Participant contributions	0	0
Actuarial loss	13	26
Benefit payments	(20)	(18)
Settlements	0	0
Curtailment	0	0
Foreign exchange and other	0	0
End of period	228	228	211
Fair value of plan assets
Beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	20	18
Participant contributions	0	0
Benefit payments	(20)	(18)
Settlements	0	0
Foreign exchange and other	0	0
End of period	0	0	$ 0
Funded status	(228)	(228)
Amounts recognized in the consolidated balance sheets
Noncurrent asset	0	0
Current liability	(18)	(20)
Noncurrent liability	(210)	(208)
Net liability recognized	$ (228)	$ (228)